Nature and Continuance of Operations (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature And Continuance Of Operations
Accumulated deficit	$ 139,803,363	$ 139,377,110	$ 121,747,435	$ 97,125,921
Working capital	$ 5,888,291